Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
Securitizations and Variable Interest Entities [Abstract]
Transfers With Continuing Involvement	Table 8.1 presents information about transfers of assets during the period for which we recorded the transfers as sales and have continuing involvement with the transferred assets. In connection with these transfers, we received proceeds and recorded servicing assets, securities, and loans. Each of these interests are initially measured at fair value. Servicing rights are classified as Level 3 measurements, and generally securities are classified as Level 2. Substantially all transfers were related to residential mortgage securitizations with the GSEs or GNMA and resulted in no gain or loss because the loans are already measured at fair value on a recurring basis. Additionally, we may transfer certain government insured loans that we previously repurchased. These loans are carried at the lower of cost or market, and we recognize gains on such transfers when the market value is greater than the carrying value of the loan when it is sold.
Table 8.1: Transfers with Continuing Involvement

	Year ended December 31,
	2021		2020		2019
(in millions)	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages
Assets sold	$157,063	18,247	177,441	11,744	142,469	18,191
Proceeds from transfer (1)	157,852	18,563	177,478	12,034	142,535	18,521
Net gains (losses) on sale	789	316	37	290	66	330

Continuing involvement (2):
Servicing rights recognized	$1,636	166	1,808	161	1,896	161
Securities recognized (3)	23,188	173	31,567	112	—	289
Loans recognized	926	—	—	—	—	—
(1)Represents cash proceeds and the fair value of non-cash beneficial interests recognized at securitization settlement.
(2)Represents assets or liabilities recognized at securitization settlement date related to our continuing involvement in the transferred assets.
(3)Represents debt securities obtained at securitization settlement held for investment purposes that are classified as available-for-sale or held-to-maturity, which predominantly relate to agency securities. Excludes trading debt securities held temporarily for market-marking purposes, which are sold to third parties at or shortly after securitization settlement, of $40.7 billion, $37.6 billion, and $41.9 billion, during the years ended December 31, 2021, 2020 and 2019, respectively.

Residential Mortgage Servicing Rights
Table 8.2 presents the key weighted-average assumptions we used to initially measure residential MSRs recognized during the periods presented.

Table 8.2: Residential Mortgage Servicing Rights

	Year ended December 31,
	2021	2020	2019
Prepayment rate (1)	13.7%	15.4	12.8
Discount rate	5.9	6.5	7.5
Cost to service ($ per loan)	$91	96	101
(1)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

Loans Serviced for Others	Table 8.3 presents information about loans that we sold or securitized in which we have ongoing involvement as servicer. These are primarily residential mortgage loans sold to the GSEs or GNMA. Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status. For loans sold or securitized where servicing is our only form of continuing involvement, we generally experience a loss only if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts.
Table 8.3: Loans Serviced for Others

					Net charge-offs (2)
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended December 31,
(in millions)	Dec 31, 2021	Dec 31, 2020	Dec 31, 2021	Dec 31, 2020	2021	2020
Commercial	$120,962	114,134	1,923	2,217	143	136
Residential	690,813	818,886	10,714	29,962	22	78
Total off-balance sheet sold or securitized loans (3)	$811,775	933,020	12,637	32,179	165	214
(1)Includes $403 million and $394 million of commercial foreclosed assets and $129 million and $204 million of residential foreclosed assets at December 31, 2021 and 2020, respectively.
(2)Net charge-offs exclude loans sold to FNMA, FHLMC and GNMA as we do not service or manage the underlying real estate upon foreclosure and, as such, do not have access to net charge-off information.
(3)At December 31, 2021 and 2020, the table includes total loans of $736.8 billion and $864.8 billion, delinquent loans of $10.2 billion and $28.5 billion, and foreclosed assets of $100 million and $152 million, respectively, for FNMA, FHLMC and GNMA.

Unconsolidated VIEs
Table 8.4 provides a summary of our exposure to the unconsolidated VIEs described above, which includes investments in securities, loans, guarantees, liquidity agreements, commitments and certain derivatives. We exclude certain transactions with unconsolidated VIEs when our continuing involvement is temporary or administrative in nature or insignificant in size.
In Table 8.4, “Total VIE assets” represents the remaining principal balance of assets held by unconsolidated VIEs using the most current information available. “Carrying value” is the amount in our consolidated balance sheet related to our involvement with the unconsolidated VIEs. “Maximum exposure to loss” is determined as the carrying value of our investment in the VIEs excluding the unconditional repurchase options that have not been exercised, plus the remaining undrawn liquidity and lending commitments, the notional amount of net written derivative contracts, and generally the notional amount of, or stressed loss estimate for, other commitments and guarantees.
Debt, guarantees and other commitments include amounts related to loans sold that we may be required to repurchase, or otherwise indemnify or reimburse the investor or insurer for losses incurred, due to material breach of contractual representations and warranties as well as other retained recourse arrangements. The maximum exposure to loss for material breach of contractual representations and warranties represents a stressed case estimate we utilize for determining stressed case regulatory capital needs and is considered to be a remote scenario.
“Maximum exposure to loss” represents estimated loss that would be incurred under severe, hypothetical circumstances, for which we believe the possibility is extremely remote, such as where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. Accordingly, this disclosure is not an indication of expected loss.
Table 8.4: Unconsolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2021
Nonconforming mortgage loan securitizations	$146,482	—	2,620	—	694	—	3,314
Tax credit structures	44,528	1,904	—	12,322	—	(4,941)	9,285
Commercial real estate loans	5,489	5,481	—	—	8	—	5,489
Other	3,196	531	3	62	49	(1)	644
Total	$199,695	7,916	2,623	12,384	751	(4,942)	18,732
		Maximum exposure to loss
		Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations		$—	2,620	—	694	27	3,341
Tax credit structures		1,904	—	12,322	—	3,730	17,956
Commercial real estate loans		5,481	—	—	8	710	6,199
Other		531	3	62	49	229	874
Total		$7,916	2,623	12,384	751	4,696	28,370
		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2020
Nonconforming mortgage loan securitizations	$127,717	—	2,303	—	606	—	2,909
Tax credit structures	41,125	1,760	—	11,362	—	(4,202)	8,920
Commercial real estate loans	—	—	—	—	—	—	—
Other	1,991	89	—	51	62	(1)	201
Total	$170,833	1,849	2,303	11,413	668	(4,203)	12,030
		Maximum exposure to loss
		Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations		$—	2,303	—	607	34	2,944
Tax credit structures		1,760	—	11,362	—	3,108	16,230
Commercial real estate loans		—	—	—	—	—	—
Other		89	—	51	62	230	432
Total		$1,849	2,303	11,413	669	3,372	19,606
(1)Includes $352 million and $310 million of securities classified as trading at December 31, 2021 and 2020, respectively.
(2)All other assets includes mortgage servicing rights, derivative assets, and other assets (predominantly servicing advances).

Transactions with Consolidated VIEs
Table 8.5 presents a summary of financial assets and liabilities of our consolidated VIEs. The carrying value represents assets and liabilities recorded on our consolidated balance sheet. Carrying values of assets are presented using GAAP measurement methods, which may include fair value, credit impairment or other adjustments, and therefore in some instances will differ from “Total VIE assets.”
On our consolidated balance sheet, we separately disclose (1) the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs, and (2) the consolidated liabilities of certain VIEs for which the VIE creditors do not have recourse to Wells Fargo.
Table 8.5: Transactions with Consolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	All other assets (2)	Long-term debt	All other liabilities (3)
December 31, 2021
Commercial and industrial loans and leases	$7,013	4,099	—	231	—	(188)
Commercial real estate loans (4)	—	—	—	—	—	—
Other	516	377	71	3	(149)	(71)
Total consolidated VIEs	$7,529	4,476	71	234	(149)	(259)
December 31, 2020
Commercial and industrial loans and leases	$6,987	5,005	—	223	—	(200)
Commercial real estate loans (4)	5,369	5,357	—	12	—	—
Other	1,627	507	967	75	(203)	(900)
Total consolidated VIEs	$13,983	10,869	967	310	(203)	(1,100)
(1)Includes $269 million of securities classified as trading at December 31, 2020. There were no securities classified as trading at December 31, 2021.
(2)All other assets includes cash and due from banks, Interest-earning deposits with banks, derivative assets, equity securities, and other assets.
(3)All other liabilities includes short-term borrowings, derivative liabilities, and accrued expenses and other liabilities.
(4)For structure description, see the “Transactions with Unconsolidated VIEs” section within this Note. These consolidated VIEs were deconsolidated in first quarter 2021.